PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.5% of Net Assets
	Aerospace & Defense – 2.8%
9,946	Axon Enterprise, Inc.(a)	$1,218,683
6,845	HEICO Corp.	906,278

		2,124,961

	Auto Components – 1.7%
5,134	Fox Factory Holding Corp.(a)	542,715
5,928	LCI Industries	768,743

		1,311,458

	Banks – 0.5%
11,116	Pacific Premier Bancorp, Inc.	348,264

	Biotechnology – 7.7%
9,522	ACADIA Pharmaceuticals, Inc.(a)	509,046
34,419	Amicus Therapeutics, Inc.(a)	794,735
2,190	Argenx SE, ADR(a)	644,057
5,229	Ascendis Pharma A/S, ADR(a)	872,093
6,742	ChemoCentryx, Inc.(a)	417,465
18,120	Halozyme Therapeutics, Inc.(a)	773,905
8,358	Neurocrine Biosciences, Inc.(a)	801,114
9,549	PTC Therapeutics, Inc.(a)	582,775
12,020	Xencor, Inc.(a)	524,433

		5,919,623

	Building Products – 2.5%
10,398	Advanced Drainage Systems, Inc.	869,065
4,942	Masonite International Corp.(a)	485,996
7,153	Trex Co., Inc.(a)	598,849

		1,953,910

	Capital Markets – 3.7%
26,512	Ares Management Corp., Class A	1,247,390
6,688	Hamilton Lane, Inc., Class A	521,998
4,483	Morningstar, Inc.	1,038,128

		2,807,516

	Commercial Services & Supplies – 2.3%
14,307	Ritchie Bros. Auctioneers, Inc.	995,052
6,325	Tetra Tech, Inc.	732,308

		1,727,360

	Distributors – 1.5%
3,080	POOL CORP.	1,147,300

	Diversified Consumer Services – 1.3%
10,925	Chegg, Inc.(a)	986,855

	Electrical Equipment – 1.6%
5,449	Generac Holdings, Inc.(a)	1,239,157

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – 2.3%
12,705	FLIR Systems, Inc.	$556,860
17,853	Trimble, Inc.(a)	1,192,045

		1,748,905

	Food & Staples Retailing – 1.7%
4,394	Casey’s General Stores, Inc.	784,856
14,238	Grocery Outlet Holding Corp.(a)	558,842

		1,343,698

	Food Products – 3.9%
10,432	Freshpet, Inc.(a)	1,481,240
32,714	Nomad Foods Ltd.(a)	831,590
21,207	Simply Good Foods Co. (The)(a)	665,051

		2,977,881

	Health Care Equipment & Supplies – 3.2%
15,580	Globus Medical, Inc., Class A(a)	1,016,128
5,524	Insulet Corp.(a)	1,412,100

		2,428,228

	Health Care Providers & Services – 5.0%
15,210	1Life Healthcare, Inc.(a)	663,917
1,848	Chemed Corp.	984,263
6,448	Encompass Health Corp.	533,185
5,086	LHC Group, Inc.(a)	1,084,946
6,516	Magellan Health, Inc.(a)	539,785

		3,806,096

	Hotels, Restaurants & Leisure – 2.2%
11,897	Texas Roadhouse, Inc.	929,869
36,178	Wendy’s Co. (The)	793,022

		1,722,891

	Household Durables – 1.3%
4,346	Helen of Troy Ltd.(a)	965,638

	Insurance – 1.7%
4,429	Kinsale Capital Group, Inc.	886,376
4,257	RLI Corp.	443,366

		1,329,742

	IT Services – 6.9%
13,355	Black Knight, Inc.(a)	1,179,914
11,863	Booz Allen Hamilton Holding Corp.	1,034,217
6,304	Broadridge Financial Solutions, Inc.	965,773
4,203	EPAM Systems, Inc.(a)	1,506,145
20,153	KBR, Inc.	623,332

		5,309,381

	Leisure Products – 1.4%
14,094	Brunswick Corp.	1,074,527

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 5.8%
3,114	Bio-Techne Corp.	$988,851
3,751	Charles River Laboratories International, Inc.(a)	937,225
3,758	ICON PLC(a)	732,735
6,872	PRA Health Sciences, Inc.(a)	862,024
13,020	Syneos Health, Inc.(a)	887,052

		4,407,887

	Machinery – 2.6%
8,947	ESCO Technologies, Inc.	923,509
23,883	Ingersoll Rand, Inc.(a)	1,088,110

		2,011,619

	Pharmaceuticals – 3.6%
13,335	Catalent, Inc.(a)	1,387,773
11,144	Horizon Therapeutics PLC(a)	815,184
8,707	Pacira BioSciences, Inc.(a)	521,027

		2,723,984

	Professional Services – 1.3%
9,980	TransUnion	990,216

	Road & Rail – 0.9%
5,332	Landstar System, Inc.	718,007

	Semiconductors & Semiconductor Equipment – 8.0%
11,431	Advanced Energy Industries, Inc.(a)	1,108,464
7,215	MKS Instruments, Inc.	1,085,497
3,758	Monolithic Power Systems, Inc.	1,376,292
9,056	Nova Measuring Instruments Ltd.(a)	639,354
14,156	Semtech Corp.(a)	1,020,506
7,180	Silicon Laboratories, Inc.(a)	914,301

		6,144,414

	Software – 14.0%
5,503	Avalara, Inc.(a)	907,390
9,337	Blackline, Inc.(a)	1,245,369
7,352	Five9, Inc.(a)	1,282,189
6,140	Paylocity Holding Corp.(a)	1,264,287
6,900	Pegasystems, Inc.	919,494
10,692	Q2 Holdings, Inc.(a)	1,352,859
11,206	Smartsheet, Inc., Class A(a)	776,464
31,941	SVMK, Inc.(a)	816,093
23,644	Tenable Holdings, Inc.(a)	1,235,635
2,122	Tyler Technologies, Inc.(a)	926,295

		10,726,075

	Specialty Retail – 1.4%
11,342	Floor & Decor Holdings, Inc., Class A(a)	1,053,105

	Textiles, Apparel & Luxury Goods – 1.5%
7,153	Columbia Sportswear Co.	625,029

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
14,971	Skechers U.S.A., Inc., Class A(a)	$538,058

		1,163,087

	Trading Companies & Distributors – 2.2%
10,761	SiteOne Landscape Supply, Inc.(a)	1,707,017

	Total Common Stocks (Identified Cost $54,282,847)	73,918,802

Principal Amount
Short-Term Investments – 2.6%
$1,972,252	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $1,972,252 on 1/04/2021 collateralized by $1,934,100 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $2,011,766 including accrued interest (b) (Identified Cost $1,972,252)	1,972,252

	Total Investments – 99.1% (Identified Cost $56,255,099)	75,891,054
	Other assets less liabilities – 0.9%	691,688

	Net Assets – 100.0%	$76,582,742

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$73,918,802	$—	$—	$73,918,802
Short-Term Investments	—	1,972,252	—	1,972,252

Total	$73,918,802	$1,972,252	$—	$75,891,054

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2020 (Unaudited)

Software	14.0%
Semiconductors & Semiconductor Equipment	8.0
Biotechnology	7.7
IT Services	6.9
Life Sciences Tools & Services	5.8
Health Care Providers & Services	5.0
Food Products	3.9
Capital Markets	3.7
Pharmaceuticals	3.6
Health Care Equipment & Supplies	3.2
Aerospace & Defense	2.8
Machinery	2.6
Building Products	2.5
Electronic Equipment, Instruments & Components	2.3
Commercial Services & Supplies	2.3
Hotels, Restaurants & Leisure	2.2
Trading Companies & Distributors	2.2
Other Investments, less than 2% each	17.8
Short-Term Investments	2.6

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%